FCF International Quality ETF
Schedule of Investments
April 30, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.7%
Communications - 7.8%
America Movil SAB de CV - ADR	32,371	$628,969
Kakaku.com, Inc.	23,106	488,382
KDDI Corp.	13,440	448,949
MTN Group Ltd.	34,787	371,583
MultiChoice Group	50,800	415,921
NetEase, Inc. - ADR (e)	8,744	833,565
Telenor ASA	33,703	477,552
Telstra Corp. Ltd.	115,226	328,908
Ubisoft Entertainment SA - ADR (a)	30,968	277,783
WPP PLC - ADR (e)	5,164	319,652
		4,591,264
Consumer Discretionary - 10.7%
adidas AG	1,892	386,659
Bunzl PLC	11,899	464,283
BYD Co. Ltd. - Class H	12,020	361,197
Domino’s Pizza Enterprises Ltd.	4,267	227,048
Fast Retailing Co. Ltd.	498	230,859
Geberit AG	638	367,289
Hennes & Mauritz AB - Class B (e)	33,113	422,130
Howden Joinery Group PLC	40,101	383,936
JD Sports Fashion PLC	261,332	438,368
La Francaise des Jeux SAEM (b)	7,500	281,751
Lululemon Athletica, Inc. (a)(e)	842	298,599
LVMH Moet Hennessy Louis Vuitton SE	1,216	794,708
Mercedes-Benz Group AG	5,548	392,728
Next PLC	4,789	362,882
Pandora A/S	3,592	320,423
Persimmon PLC - ADR	60	3,124
Topsports International Holdings Ltd. (b)	185,184	143,012
Yadea Group Holdings Ltd. (b)	112,134	170,909
ZOZO, Inc.	13,210	280,945
		6,330,850
Consumer Staples - 9.5%
Chongqing Brewery Co. Ltd. - Class A (a)	16,166	307,883
Coles Group Ltd.	43,931	580,437
Diageo PLC	12,529	633,098
Dollarama, Inc.	9,835	546,776
Jeronimo Martins SGPS SA	16,779	350,481
Kesko Oyj - Class B	15,678	397,445
Kweichow Moutai Co. Ltd. - Class A	1,482	411,365
Loblaw Cos. Ltd.	4,367	399,460
L’Oreal SA	1,795	660,691
Reckitt Benckiser Group PLC	4,606	361,409
Sun Art Retail Group Ltd.	457,023	143,275
Unilever PLC	17,634	824,646
		5,616,966
Energy - 4.1%
Equinor ASA - ADR	15,631	532,704
Imperial Oil Ltd.	7,433	374,239
Lundin Energy AB	14,555	607,728
OMV AG	7,042	364,763
Petroleo Brasileiro SA - ADR	37,571	509,838
		2,389,272
Financials - 13.4%
Admiral Group PLC	8,866	281,390
China Merchants Bank Co. Ltd. - Class H	65,300	398,607
Commonwealth Bank of Australia	9,929	728,752
Deutsche Boerse AG	2,612	457,970
FinecoBank Banca Fineco SpA	24,176	339,848
Gjensidige Forsikring ASA	14,741	316,843
Hargreaves Lansdown PLC	22,168	255,671
Hong Kong Exchanges & Clearing Ltd.	12,214	525,792
Investor AB - Class B	17,596	342,514
Japan Exchange Group, Inc.	13,116	197,233
Nihon M&A Center, Inc.	10,358	128,821
Partners Group Holding AG	553	595,495
Ping An Insurance Group Co. of China Ltd. - Class H	49,065	321,389
Royal Bank of Canada (e)	11,122	1,123,656
Singapore Exchange Ltd.	52,980	375,049
Toronto-Dominion Bank	12,532	905,184
Zurich Insurance Group AG	1,376	630,746
		7,924,960
Health Care - 9.5%
Amplifon SpA	12,214	492,472
Astellas Pharma, Inc.	26,050	397,048
Coloplast A/S - Class B	1,719	233,793
Getinge AB - Class B	10,414	303,953
GlaxoSmithKline PLC - ADR (e)	13,100	593,168
Medibank Pvt Ltd.	138,352	312,808
Novo Nordisk A/S - Class B	13,838	1,594,141
Roche Holding AG	3,120	1,162,362
Sonic Healthcare Ltd.	9,643	250,251
Straumann Holding AG	2,100	251,612
		5,591,608
Industrials - 13.9%
Airbus SE	3,515	391,359
AP Moller - Maersk A/S - Class A	313	896,670
Atlas Copco AB - Class A	16,224	746,643
COSCO SHIPPING Holdings Co. Ltd. - Class H	278,206	441,754
Deutsche Post AG	8,905	384,417
Epiroc AB - Class A	8,321	170,836
Evergreen Marine Corp. Taiwan Ltd.	79,000	388,628
Ferguson PLC	2,166	276,177
GEA Group AG	13,757	539,448
Intertek Group PLC	6,279	395,408
Iveco Group NV (a)	7,158	41,873
Kone Oyj - Class B	9,355	454,866
Kuehne + Nagel International AG	1,744	493,215
Recruit Holdings Co. Ltd.	13,397	497,374
Rentokil Initial PLC	46,066	318,591
Samsung Engineering Co. Ltd. (a)	21,697	449,142
Samsung Heavy Industries Co. Ltd. (a)	44,225	213,379
Schindler Holding AG	1,372	267,136
SGS SA	170	440,750
Yang Ming Marine Transport Corp. (a)	94,800	405,245
		8,212,911
Materials - 9.8%
Anglo American PLC - ADR	17,825	397,498
BHP Group Ltd. - ADR (e)	3,745	250,840
BHP Group Ltd.	22,188	752,648
Evraz PLC (c)	49,526	50,376
Fortescue Metals Group Ltd. - ADR	4,514	136,097
Fortescue Metals Group Ltd.	22,916	350,217
James Hardie Industries PLC	15,381	451,433
Kumba Iron Ore Ltd.	13,442	454,521
Novozymes A/S - Class B	6,161	431,808
Raspadskaya OJSC	24,232	137,205
Shaanxi Coal Industry Co. Ltd. - Class A	162,900	425,613
Sibanye Stillwater Ltd.	105,966	374,345
Sika AG	974	301,387
Vale SA - ADR	32,824	554,397
West Fraser Timber Co. Ltd.	7,779	683,709
		5,752,094
Real Estate - 0.6%
Daito Trust Construction Co. Ltd.	3,774	364,095
Technology - 16.7%
Accenture PLC - Class A	1,551	465,858
ASML Holding NV	1,922	1,111,135
Atlassian Corp. PLC - Class A (a)	3,022	679,436
AU Optronics Corp.	572,000	332,812
CGI, Inc. (a)	6,465	515,529
Check Point Software Technologies Ltd. (a)	3,764	475,356
Constellation Software, Inc.	440	692,502
Experian PLC	12,579	441,624
Infosys Ltd. - ADR	11,779	234,049
Lenovo Group Ltd.	375,472	367,481
Logitech International SA	3,200	211,985
Nintendo Co. Ltd.	1,112	513,349
Nomura Research Institute Ltd.	11,392	325,674
Pegatron Corp.	112,592	268,535
Realtek Semiconductor Corp.	19,627	271,344
RELX PLC	28,530	858,490
Telefonaktiebolaget LM Ericsson - ADR	14,150	112,634
Telefonaktiebolaget LM Ericsson - Class B	29,469	238,136
Temenos AG	3,963	404,550
Trend Micro, Inc.	15,056	842,278
Wolters Kluwer NV	5,057	515,244
		9,878,001
Utilities - 0.7%
Elia Group SA/NV	2,556	409,053
TOTAL COMMON STOCKS (Cost $63,227,948)		57,061,074

PREFERRED STOCK - 0.7%
Utilities - 0.7%
Cia Energetica de Minas Gerais - ADR (e)	124,537	377,347
TOTAL PREFERRED STOCK (Cost $313,746)		377,347

REITs - 1.6%
Real Estate - 1.6%
Goodman Group	33,585	569,032
Segro PLC	22,682	382,901
TOTAL REITs (Cost $830,924)		951,933

MONEY MARKET FUND - 0.3%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.15% (d)	203,471	203,471
TOTAL MONEY MARKET FUND (Cost $203,471)		203,471

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.8%
Investment Company - 4.8%
Mount Vernon Liquid Asset Portfolio, LLC, 0.45% (d)	2,839,955	2,839,955
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $2,839,955)		2,839,955

Total Investments (Cost $67,416,044) - 104.1%		61,433,780
Liabilities in Excess of Other Assets - (4.1)%		(2,413,364)
TOTAL NET ASSETS - 100.0%		$59,020,416

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Non-income producing security.
(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund’s liquidity guidelines.  At April 30, 2022, the value of these securities amounted to $595,672 or 1.01% of net assets.

(c) Value determined using significant unobservable inputs.
(d) Rate disclosed is the seven day annualized yield as of April 30, 2022.
(e) All or a portion of this security was out on loan at April 30, 2022. Total loaned securities had a market value of $2,734,491 as of April 30, 2022.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF International Quality ETF
Summary of Fair Value Disclosure at April 30, 2022 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

FCF International Quality ETF

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,597,442	$-	$-	$4,597,442
Austria	364,763	-	-	364,763
Belgium	409,053	-	-	409,053
Brazil	1,064,235	-	-	1,064,235
Canada	5,539,654	-	-	5,539,654
China	4,182,775	-	-	4,182,775
Denmark	3,476,835	-	-	3,476,835
Finland	852,311	-	-	852,311
France	2,406,292	-	-	2,406,292
Germany	2,161,222	-	-	2,161,222
Hong Kong	669,067	-	-	669,067
India	234,049	-	-	234,049
Ireland	1,358,915	-	-	1,358,915
Israel	475,356	-	-	475,356
Italy	874,193	-	-	874,193
Japan	4,715,007	-	-	4,715,007
Mexico	628,969	-	-	628,969
Netherlands	1,626,379	-	-	1,626,379
Norway	1,327,099	-	-	1,327,099
Portugal	350,481	-	-	350,481
Russia	137,205	-	-	137,205
Singapore	375,049	-	-	375,049
South Africa	1,616,370	-	-	1,616,370
South Korea	662,521	-	-	662,521
Sweden	2,944,574	-	-	2,944,574
Switzerland	5,126,527	-	-	5,126,527
Taiwan	1,666,564	-	-	1,666,564
United Kingdom	7,167,791	-	50,376	7,218,167
Total Common Stocks	57,010,698	-	50,376	57,061,074
Preferred Stock
Brazil	377,347	-	-	377,347
Total Preferred Stock	377,347	-	-	377,347
REITs
Australia	569,032	-	-	569,032
United Kingdom	382,901	-	-	382,901
Total REITs	951,933	-	-	951,933
Money Market Fund	203,471	-	-	203,471
Investment Purchased with the Cash Proceeds From Securities Lending	2,839,955	-	-	2,839,955
Total Investments	$61,383,404	$-	$50,376	$61,433,780

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.

Level 3 Reconciliation Disclosure
		Common Stocks
Balance as of July 31, 2021		$-
Purchases		50,376
Balance as of April 30, 2022		$50,376

Change in unrealized appreciation/(depreciation) during the
period for Level 3 investments held at April 30, 2022		$-

The Level 3 investments as of April 30, 2022 represented 0.1% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.